Condensed financial information of the Company - Condensed statements of income (unaudited) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Condensed statements of income
Revenue	$ 7,294,700	$ 11,851,792
Cost of revenue	7,336,425	8,255,007
Gross income	(41,725)	3,596,785
Operating expenses:
General and administrative expenses	1,862,404	2,293,011
Share of Loss of Equity method investees	(104,354)
(Loss)/Income before income tax provision	(2,992,228)	508,303
Provision for income tax	(8,112)	551,667
Net loss	(2,984,116)	(43,364)
Reportable legal entities | Parent company
Operating expenses:
General and administrative expenses	(1,245,367)	(1,587,311)
Share of Loss of Equity method investees	(1,737,721)	1,600,703
Others, net	(1,028)	(56,756)
(Loss)/Income before income tax provision	(2,984,116)	(43,364)
Provision for income tax	0	0
Net loss	$ (2,984,116)	$ (43,364)